Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment

	2013		2014
	(In millions of Korean Won)
Computer and equipment	~~W~~	7,212	~~W~~	7,050
Furniture and fixtures		2,149		1,368
Vehicles		78		80
Capital lease assets		1,287		1,340
Leasehold improvements		746		964
Software externally-purchased		11,898		10,280

		23,370		21,082
Less accumulated depreciation		(21,055)		(19,869)

	~~W~~	2,315	~~W~~	1,213